QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211
(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2015

ITEM 1. SCHEDULE OF INVESTMENTS

STRATEGIC LATIN AMERICA FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (unaudited)

CORPORATE BONDS - 39.38%	Shares	Fair Value

BRAZIL - 18.70%
Banco BTG Pactual/Cayman 7/8/2011 4.875% Ser REGS 7/8/2016	480,000	$439,200
Banco Votorantim SA 2/11/2011 5.250% 2/11/2016	450,000	451,389
Caixa Economica Federal 11/5/2012 2.375% Ser REGS 11/6/2017	200,000	184,500
Petrobras Global Finance 5/20/2013 5/20/2016	250,000	244,375
Petrobras International Finance Co 2/6/2012 3.500% 2/6/2017	300,000	281,250
Tam Capital Inc., 7.375%, 4/25/17	401,000	380,950

		1,981,664

GUATEMALA - 1.91%
Agromercantil Senior Tr 4/10/2014 6.250% Ser REGS 4/10/2019	200,000	202,500

COLOMBIA - 1.92%
1/15/17	200,000	203,200

MEXICO - 6.32%
3/13/2019	300,000	298,500
Financiera Independencia 6/3/2014 7.500% 6/3/2019	400,000	371,000

		669,500

PANAMA - 1.18%
AES Panama 12/21/2006 6.350% 12/21/2016	120,000	124,800

PARAGUAY - 2.41%
Banco Regional SAE 8.125% 1/24/19	250,000	255,625

PERU - 6.95%
Banco Credito 3/16/2016 4.75%**	550,000	550,688
Unsecured	250,000	186,250

		736,938

TOTAL CORPORATE BONDS		4,174,227

COMMON STOCK - 52.69%

CHILE - 5.04%
Banco de Chile	1,218,143	124,090
Colbun SA	130,000	31,043
Latam Airlines Group SA ADR	70,300	378,917

		534,050

COLOMBIA - 0.49%
Conconcreto	151,177	51,432

MEXICO - 16.63%
America Movil ADR	15,000	210,900
Cemex SAB de CV ADR	244,397	1,361,291
Grupo Televisa	7,000	190,470

		1,762,661

PANAMA - 3.63%
Avianca Holdings SA	6,101	26,051
Banco Latinoamericano de Comercio Exterior, S.A.	3,235	83,884
Copa Holdings SA**	5,700	275,082

		385,017

PERU - 3.15%
Cia de Minas Buenaventura SA ADR	75,312	322,335
Corp Aceros Arequipa SA	152,006	11,975

		334,310

SPAIN - 7.41%
Banco Santander SA ADR	161,373	785,887

UNITED STATES - 16.33%
Bank of America Corporation	16,500	277,695
Citigroup Inc	8,100	419,175
Ford Mtr Co Del	22,000	309,980
JPMorgan Chase & Co	1,600	105,648
MetLife Inc	9,400	453,174
Southern Copper Corp	96	2,508
Wells Fargo & Co	3,000	163,080

		1,731,260

TOTAL COMMON STOCKS		5,584,617

EXCHANGE TRADED FUNDS - 4.76%
Ishares MSCi Mexico	10,120	504,280

TOTAL EXCHANGE TRADES FUNDS		504,280

TOTAL INVESTMENTS - 96.82%		$10,263,124
Other assets, net of liabilities - 3.18%		336,629

NET ASSETS - 100.00%		$10,599,753

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.
GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Corporate Bonds	$4,174,227	-	-	$4,174,227
Common Stock:
Chile	534,050	-	-	534,050
Colombia	51,432	-	-	51,432
Mexico	1,762,661	-	-	1,762,661
Panama	385,017		-	385,017
Peru	334,310	-	-	334,310
Spain	785,887	-	-	785,887
United States	1,731,260			1,731,260
Exchang Traded Funds	504,280	-	-	504,280

Total Common Stocks	$10,263,124	$0	$0	$10,263,124

There were no transfers to or from Level 3 during the quarter. There were no transfers of securities between Levels 1 and 2 during the quarter.

At December 31, 2015, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $15,630,827 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized apprection	$69,292
Gross unrealized depreciation	(5,436,995)

Net unrealized appreciation (depreciation)	$(5,367,703)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	February 25, 2016

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	February 25, 2016